Brown Advisory Intermediate Income Fund (Prospectus Summary) | Brown Advisory Intermediate Income Fund
Brown Advisory Intermediate Income Fund
Investment Objective
The Brown Advisory Intermediate Income Fund (the "Fund") seeks to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Brown Advisory Intermediate Income Fund	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	none	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	none	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee ( as a% of amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brown Advisory Intermediate Income Fund		Institutional Shares	Advisor Shares
Management Fees		0.35%	0.35%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.17%	0.12%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	0.53%	0.73%
[1]	The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brown Advisory Intermediate Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Shares	54	170	296	665
Advisor Shares	75	233	406	906

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 84% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")

seeks to achieve the Fund's investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities such as U.S Government securities, corporate fixed income securities, mortgage-backed and asset-backed securities. The Fund invests in fixed income securities that primarily have a maturity that is between 1 and 10 years and are rated in the top four rating categories of a Nationally Recognized

Statistical Rating Organization, or unrated and deemed to be of comparable quality by the Advisor. Under normal circumstances, the Fund's portfolio will have an average dollar weighted maturity between 3 and 10 years and an average duration of 2 to 5 years. Duration is a measurement of interest rate sensitivity.

The Advisor may sell a fixed income security or reduce its position if:

   ·  Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;

   ·  The security subsequently fails to meet the investment criteria;

   ·  A more attractive security is found; or

   ·  The Advisor believes that the security has reached it appreciation potential.

In order to respond to adverse market, economic, political or other conditions,

the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio securities.

   Generally, investment risk and price volatility increase as a security's credit rating declines.

·  Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio of debt securities.

   Securities rated below investment grade ("junk bonds") are subject to greater risk of loss of your money than higher rated securities. Issuers may

   (increase) decrease prepayments of principal when interest rates (fall)

   increase, affecting the maturity of the debt security and causing the value of the security to decline.

·  Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest.

·  Liquidity Risk. Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

·  Management Risk. The Fund may not meet its investment objective based on the

   Advisor's success or failure to implement investment strategies for the Fund.

·  Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage-

   and asset-backed securities, which represent "pools" of mortgages or other assets, including consumer loans or receivables held in trust. In a period of rising interest rates, these securities may exhibit additional volatility.

·  Prepayment/Extension Risk. Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers' fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund's return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance of

Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares and Advisor Shares for 1, 5 and 10 year periods compare to a broad-based market index.

Effective April 12, 2010, the Brown Advisory Intermediate Income Fund, a series of Forum Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of Professionally Managed Portfolios. Performance shown prior to

April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling

800-540-6807 (toll free).

Brown Advisory Intermediate Income Fund - Institutional Shares Calendar Year Total Returns

The Fund's calendar year-to-date total return as of September 30, 2011 was

2.59%. During the periods shown in the chart, the highest quarterly return was

4.25% (for the quarter ended September 30, 2002) and the lowest quarterly return was -1.78% (for the quarter ended June 30, 2004).

Brown Advisory Intermediate Income Fund Average Annual Total Returns For the period ended December 31, 2010
Average Annual Total Returns Brown Advisory Intermediate Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Shares	Institutional Shares Return Before Taxes	5.65%	5.39%	5.13%
Institutional Shares After Taxes on Distributions	Institutional Shares Return After Taxes on Distributions	4.41%	3.89%	3.51%
Institutional Shares After Taxes on Distributions and Sales	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	3.74%	3.73%	3.43%
Advisor Shares	Advisor Shares Return Before Taxes	5.43%	5.12%	4.85%
Barclays Capital U.S. Intermediate Aggregate Bond Index	Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	6.15%	5.81%	5.66%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)

plans or individual retirement accounts. After-tax returns are shown for

Institutional Shares only. After-tax returns for Advisor Shares will vary.